Average Annual Total Returns (Vanguard Selected Value Fund, Vanguard Selected Value Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.04%
Five Years	21.85%
Ten Years	10.62%
Inception Date	Feb. 15, 1996
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.23%
Five Years	21.29%
Ten Years	9.85%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.21%
Five Years	17.97%
Ten Years	8.71%
Russell Midcap Value Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.46%
Five Years	21.16%
Ten Years	10.25%